Document and Entity Information	Aug. 29, 2022
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 29, 2022
Entity Registrant Name	Allena Pharmaceuticals, Inc.
Entity Incorporation, State or Country Code	DE
Securities Act File Number	001-38268
Entity Tax Identification Number	45-2729920
Entity Address, Address Line One	142-F North Road
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Sudbury
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01776
City Area Code	617
Local Phone Number	467-4577
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ALNA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001624658
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	One Newton Executive Park
Entity Address, Address Line Two	Suite 202
Entity Address, City or Town	Newton
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02462